UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2012 to July 31, 2012

Item 1:                                Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (119.5%)
Aerospace & Defense (0.4%)
$1,000	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	$1,040,000

Auto Parts & Equipment (6.1%)
2,315	Affinia Group, Inc., Global Company Guaranteed Notes (Callable 11/30/12 @ 100.00)	(CCC+, B3)	11/30/14	9.000	2,364,194
1,000	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 09/04/12 @ 108.06)‡	(B+, B1)	08/15/16	10.750	1,086,250
900	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ 108.63)‡	(B, B3)	04/01/17	11.500	948,375
750	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	848,438
1,935	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ 106.66)‡€	(BB-, Ba3)	12/15/17	8.875	2,490,286
850	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31)§	(B-, B3)	03/15/18	10.625	889,312
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes‡	(B, B1)	02/15/17	7.750	1,063,750
2,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38)‡	(B, B1)	02/15/19	8.500	2,165,000
2,100	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	2,191,875
1,525	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	1,561,219
					15,608,699
Building & Construction (0.5%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ 105.50)+‡	(NR, NR)	06/30/15	11.000	698,392
600	K Hovnanian Enterprises, Inc., Rule 144A, Senior Secured Notes‡	(CC, B3)	11/01/21	2.000	399,750
253	William Lyon Homes, Inc., Global Notes	(NR, NR)	02/25/17	12.000	235,751
					1,333,893
Building Materials (4.1%)
2,550	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ 107.13)	(B-, Caa1)	04/01/16	9.500	2,307,750
1,000	HD Supply, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/15 @ 106.09)‡	(B+, B2)	04/15/19	8.125	1,092,500
1,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	1,756,563
3,500	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ 104.88)‡	(B+, B3)	04/15/15	9.750	3,675,000
525	Summit Materials LLC, Rule 144A, Senior Unsecured Notes (Callable 01/31/16 @ 105.25)‡	(B, B3)	01/31/20	10.500	577,500
1,000	Xefin Lux SCA, Rule 144A, Senior Secured Notes (Callable 06/01/14 @ 106.00)‡€	(B+, Ba3)	06/01/18	8.000	1,191,524
					10,600,837
Chemicals (6.0%)
1,900	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ 103.94)	(B-, B1)	08/15/18	7.875	1,795,500
500	Hexion Nova Scotia Finance ULC, Secured Notes (Callable 11/15/15 @ 104.50)	(CCC+, NR)	11/15/20	9.000	425,000
700	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.28)‡	(B+, B1)	02/15/19	8.375	727,125
250	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)#‡€	(B+, B1)	02/15/19	7.250	304,809
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 104.50)‡	(B+, B1)	05/15/15	9.000	424,000
1,675	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ 101.42)‡§	(CCC+, Caa1)	02/15/16	8.500	1,524,250
2,000	Momentive Performance Materials, Inc., Global Secured Notes (Callable 01/15/16 @ 104.50)§	(CCC, Caa1)	01/15/21	9.000	1,470,000
2,175	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ 107.13)‡	(B+, B2)	07/15/17	9.500	2,343,563
1,800	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	1,944,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$1,253	Reichhold Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/04/12 @ 100.00)‡	(CCC+, NR)	05/08/17	9.000	$921,304
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 105.72)‡€	(B+, B2)	05/15/16	7.625	792,040
1,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	1,582,500
1,100	TPC Group LLC, Global Senior Secured Notes (Callable 10/01/13 @ 106.19)	(NR, B1)	10/01/17	8.250	1,196,250
					15,450,341
Computer Hardware (1.4%)
3,750	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ 103.94)	(BB-, B3)	11/15/17	7.875	3,618,750

Consumer Products (1.9%)
2,000	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	2,230,000
2,375	Prestige Brands, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.13)	(BB-, Ba3)	04/01/18	8.250	2,621,406
					4,851,406
Consumer/Commercial/Lease Financing (2.2%)
1,536	CIT Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/04/12 @ 100.00)‡	(BB-, B1)	05/02/17	7.000	1,545,241
900	CNG Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 104.69)‡	(B, B3)	05/15/20	9.375	918,000
650	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ 105.06)‡	(B, B2)	02/15/19	10.125	646,750
2,300	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 105.13)‡	(BB, Ba3)	04/15/17	10.250	2,449,500
					5,559,491
Discount Stores (0.9%)
2,200	Number Merger Sub, Inc., Rule 144A, Senior Notes (Callable 12/15/14 @ 108.25)‡	(NR, Caa1)	12/15/19	11.000	2,417,250

Diversified Capital Goods (2.1%)
450	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ 102.33)	(B+, Ba2)	03/15/17	7.000	468,563
625	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ 104.63)	(B+, Ba2)	06/15/19	9.250	690,625
800	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ 104.50)	(B, B3)	02/15/18	9.000	849,000
1,157	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ 106.00)‡	(CCC, Caa3)	12/15/15	13.000	931,488
1,000	JM Huber Corp., Rule 144A, Senior Unsecured Notes (Callable 11/01/15 @ 104.94)‡	(BB-, B2)	11/01/19	9.875	1,107,500
823	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	923,817
460	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ 104.88)	(B, B1)	12/15/17	9.750	515,200
					5,486,193
Electric - Generation (0.5%)
2,925	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/12 @ 102.56)	(D, Caa3)	11/01/15	10.250	928,687
1,175	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/12 @ 102.56)	(D, Caa3)	11/01/15	10.250	343,688
					1,272,375
Electric - Integrated (0.7%)
675	The AES Corp., Global Senior Unsecured Notes	(BB-, Ba3)	10/15/17	8.000	788,063
900	The AES Corp., Rule 144A, Senior Notes‡	(BB-, Ba3)	07/01/21	7.375	1,033,875
					1,821,938

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electronics (1.3%)
$1,500	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	$1,417,500
928	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ 105.06)‡	(B, B1)	03/15/18	10.125	1,016,160
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)	(B+, Caa1)	04/01/19	7.750	782,500
					3,216,160
Energy - Exploration & Production (13.6%)
850	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88)	(B-, B3)	04/01/19	7.750	824,500
2,350	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ 104.19)	(B-, B3)	10/15/17	8.375	2,361,750
50	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ 104.88)	(BB, B1)	03/01/16	9.750	54,750
2,500	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	2,500,000
950	Energy XXI Gulf Coast, Inc., Company Guaranteed Notes (Callable 12/15/14 @ 104.63)	(B, B3)	12/15/17	9.250	1,056,875
650	Everest Acquisition Finance, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB-, Ba3)	05/01/19	6.875	694,688
2,600	Everest Acquisition Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/16 @ 104.69)‡	(B, B2)	05/01/20	9.375	2,801,500
1,575	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ 103.75)	(CCC+, B3)	09/15/18	7.500	1,433,250
1,000	Halcon Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/16 @ 104.88)‡	(CCC+, B3)	07/15/20	9.750	1,020,000
900	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ 103.88)	(B, B2)	02/01/21	7.750	954,000
1,800	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 103.13)‡	(B, B2)	11/01/19	6.250	1,784,250
3,750	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ 104.94)	(B-, Caa1)	11/15/14	11.875	3,928,125
1,250	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	1,306,250
1,075	PBF Finance Co., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13)‡	(BB+, Ba3)	02/15/20	8.250	1,126,062
1,050	Penn Virginia Resource Finance Corp II, Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 104.19)‡	(B, B2)	06/01/20	8.375	1,065,750
1,425	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14 @ 103.63)	(BBB+, Baa3)	08/15/18	7.250	1,614,586
2,475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BBB-, Baa3)	01/15/20	7.500	3,079,717
800	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ 104.31)	(B, B3)	02/01/17	8.625	836,000
1,525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ 100.00)	(CCC+, Caa1)	12/15/14	6.750	1,525,000
475	Swift Energy Co., Company Guaranteed Notes (Callable 09/04/12 @ 103.56)	(B+, B3)	06/01/17	7.125	488,063
500	Swift Energy Co., Global Company Guaranteed Notes (Callable 03/01/17 @ 103.94)	(B+, B3)	03/01/22	7.875	512,500
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ 103.94)‡	(BB-, B1)	01/15/19	7.875	2,681,250
1,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B, B3)	06/15/19	8.500	1,055,000
					34,703,866
Environmental (2.1%)
1,100	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 09/04/12 @ 105.50)	(BB-, B3)	07/15/14	11.000	1,171,500
900	Darling International, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ 104.25)	(BB+, Ba3)	12/15/18	8.500	1,014,750
1,800	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B, Caa2)	08/15/18	10.750	1,561,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Environmental
$1,750	Heckmann Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ 104.94)‡	(B-, Caa1)	04/15/18	9.875	$1,675,625
					5,423,375
Food - Wholesale (1.0%)
1,075	Del Monte Corp., Global Company Guaranteed Notes (Callable 02/15/14 @ 103.81)	(CCC+, B3)	02/15/19	7.625	1,072,312
1,400	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ 105.63)‡	(B+, B3)	05/15/15	11.250	1,475,250
					2,547,562
Forestry & Paper (0.8%)
300	Lecta SA, Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.66)‡€	(B+, B1)	05/15/19	8.875	347,297
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/13 @ 100.00)	(B+, B1)	04/01/15	7.750	1,015,000
950	Stone & Webster, Inc.*	(NR, NR)	07/02/13	0.000	22,563
1,400	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ 104.38)	(CCC+, B3)	02/01/19	8.750	560,000
					1,944,860
Gaming (8.1%)
1,700	Affinity Gaming Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 104.50)‡	(B, Caa1)	05/15/18	9.000	1,700,000
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ 100.00)ø‡	(NR, NR)	12/15/14	9.375	290,625
2,217	Chester Downs & Marina LLC, Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 104.63)‡	(B+, B3)	02/01/20	9.250	2,300,137
1,043	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ 102.42)‡	(B, Caa1)	11/15/19	7.250	870,905
1,511	Chukchansi Economic Development Authority, Rule 144A, Secured Notes (Callable 05/30/16 @ 104.88)‡	(NR, Caa2)	05/30/20	9.750	1,159,693
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ 104.38)‡€	(B+, B3)	05/15/18	8.750	1,547,134
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 09/04/12 @ 102.56)ø‡	(NR, NR)	06/15/15	10.250	1,172
1,000	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/13 @ 106.50)	(NR, NR)	07/01/15	13.000	1,092,500
1,700	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ 106.50)	(NR, NR)	07/01/15	13.000	1,857,250
3,025	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 09/04/12 @ 100.00)	(B-, Caa1)	06/15/14	9.750	2,964,500
319	Majestic Star Casino LLC, Rule 144A, Senior Notes‡	(NR, NR)	12/01/16	12.500	284,320
950	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ 105.38)	(B, Caa1)	08/15/17	10.750	1,086,563
2,285	Peninsula Gaming LLC, Global Secured Notes (Callable 08/15/12 @ 104.19)	(BB, Ba3)	08/15/15	8.375	2,399,250
1,000	Rivers Pittsburgh Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 104.75)‡	(B, B3)	06/15/19	9.500	1,048,750
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ 100.00)ø^	(NR, NR)	12/15/14	9.625	67
2,085	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ 101.60)‡	(B+, B3)	11/15/15	9.000	2,001,600
					20,604,466
Gas Distribution (1.8%)
1,100	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B2)	12/15/18	7.875	1,160,500
1,100	Genesis Energy LP, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ 103.94)‡	(NR, B2)	12/15/18	7.875	1,160,500
1,500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 103.25)‡	(BB-, B1)	03/01/20	6.500	1,571,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gas Distribution
$600	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 09/04/12 @ 104.13)	(BB, Ba3)	07/01/16	8.250	$628,500
					4,520,750
Health Facilities (2.4%)
545	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ 102.47)	(B, Caa1)	11/01/15	9.875	571,569
700	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	747,250
625	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ 104.94)	(CCC+, Caa2)	04/15/17	9.875	410,937
1,950	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)	(B, B2)	06/15/16	8.000	1,959,750
900	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ 104.44)	(BB-, B1)	07/01/19	8.875	1,024,875
700	USPI Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ 106.75)‡	(CCC+, Caa1)	04/01/20	9.000	757,750
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 09/18/12 @ 102.56)#	(B-, Caa1)	07/15/15	10.250	654,347
					6,126,478
Health Services (2.1%)
650	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)‡€	(B, Caa1)	08/01/19	9.875	896,568
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	10.000	560,250
425	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	502,563
2,440	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	2,598,600
250	Universal Hospital Services, Inc., Global Secured Notes (Callable 09/04/12 @ 102.13)	(B+, B3)	06/01/15	8.500	257,625
500	Universal Hospital Services, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/15 @ 105.72)‡	(B+, B3)	08/15/20	7.625	511,250
					5,326,856
Insurance Brokerage (2.3%)
2,150	Alliant Holdings I, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ 100.00)‡	(CCC, Caa2)	05/01/15	11.000	2,249,437
1,605	HUB International Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 09/04/12 @ 102.56)‡	(CCC+, Caa2)	06/15/15	10.250	1,621,050
2,000	USI Holdings Corp., Rule 144A, Company Guaranteed Notes#‡	(CCC, Caa1)	11/15/14	4.342	1,890,000
					5,760,487
Investments & Misc. Financial Services (0.5%)
1,000	Numericable Finance & Co., Rule 144A, Secured Notes (Callable 02/15/16 @ 106.19)‡€	(B, B2)	02/15/19	12.375	1,234,629

Leisure (1.5%)
1,650	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B2)	08/01/18	9.125	1,865,531
2,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 104.44)‡	(B-, B2)	04/15/17	8.875	2,100,000
					3,965,531
Machinery (1.7%)
2,300	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ 105.31)	(B+, B2)	09/01/14	10.625	2,449,500
1,620	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ 104.38)‡	(B, B2)	05/01/16	8.750	1,725,300
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ 104.00)§	(B, Caa1)	11/15/17	8.000	264,375
					4,439,175

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Broadcast (2.2%)
$1,000	Clear Channel Worldwide Holding, Inc., Company Guaranteed Notes, Rule 144A, (Callable 03/15/15 @ 105.72)‡	(B, B3)	03/15/20	7.625	$962,500
3,500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)	(B, B3)	04/15/17	8.875	3,727,500
341	Nexstar Broadcasting, Inc., Series 1, Global Company Guaranteed Notes (Callable 09/04/12 @ 100.00)	(CCC+, NR)	01/15/14	7.000	339,746
650	Townsquare Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ 106.75)‡	(B, B3)	04/01/19	9.000	685,750
					5,715,496
Media - Cable (4.0%)
75	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	81,937
1,150	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/20	8.000	1,279,375
414	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ 106.75)	(B, B2)	11/30/16	13.500	459,899
1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ 104.06)	(BB-, B1)	04/30/20	8.125	2,184,875
1,950	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ 106.47)‡	(B-, B3)	11/15/17	8.625	2,110,875
525	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	618,187
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba2)	09/01/19	7.875	1,751,250
1,000	Harron Finance Corp., Rule 144A, Senior Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	1,075,000
600	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(BB-, Ba3)	03/15/19	7.500	638,871
					10,200,269
Media - Diversified (1.0%)
1,800	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(B+, Ba3)	02/01/20	7.250	1,885,500
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/13 @ 101.29)	(B+, B1)	03/15/16	7.750	618,750
					2,504,250
Media - Services (1.1%)
150	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 106.94)	(B, B1)	12/15/17	9.250	162,000
1,500	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ 106.94)	(B, B1)	12/15/17	9.250	1,627,500
548	SGS International, Inc., Global Company Guaranteed Notes	(B, B2)	12/15/13	12.000	554,165
400	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ 104.75)	(BB-, Ba2)	06/15/16	9.500	441,500
					2,785,165
Metals & Mining - Excluding Steel (6.5%)
1,350	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, B1)	05/01/18	6.875	1,333,125
600	FMG Resources August 2006 Pty Ltd., Rule 144A, Senior Notes (Callable 11/01/15 @ 104.13)‡	(BB-, Ba3)	11/01/19	8.250	634,500
1,500	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	1,545,000
2,100	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 104.13)‡	(BB-, Ba3)	06/01/20	8.250	2,194,500
1,750	Molycorp, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 105.00)‡§	(B, B2)	06/01/20	10.000	1,653,750
2,375	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B-, B3)	05/15/15	4.730	2,279,524
225	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 100.00)ø	(NR, NR)	12/15/14	9.000	22
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 103.33)ø	(NR, NR)	12/15/16	10.000	110
3,000	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	3,120,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel
$2,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	$2,605,500
1,900	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(CCC, Caa3)	05/15/19	9.250	1,330,000
					16,696,031
Oil Field Equipment & Services (5.0%)
2,350	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ 106.13)§	(B, Caa2)	01/15/15	12.250	2,385,250
2,325	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(BB-, Ba3)	11/15/18	8.125	2,371,500
1,271	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/13 @ 102.36)‡	(B, B3)	01/15/16	9.500	1,332,961
300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ 104.00)	(BB-, Ba3)	09/01/17	8.000	322,500
350	Offshore Group Investments Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ 108.63)‡	(B-, B3)	08/01/15	11.500	386,750
1,650	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ 108.63)	(B-, B3)	08/01/15	11.500	1,823,250
625	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	673,438
2,780	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B3)	03/15/18	9.875	3,002,400
429	Thermon Industries, Inc., Global Secured Notes (Callable 05/01/14 @ 104.75)	(B+, B1)	05/01/17	9.500	474,045
					12,772,094
Oil Refining & Marketing (1.9%)
2,600	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ 108.16)‡	(B+, B1)	04/01/17	10.875	2,905,500
1,750	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 12/01/13 @ 107.88)	(BB-, B1)	12/01/17	10.500	1,911,875
					4,817,375
Packaging (4.0%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ 102.38)‡€	(B-, B3)	06/15/17	7.125	1,018,030
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡€	(B-, B3)	10/15/20	9.250	872,861
450	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.69)‡€	(BB-, Ba3)	10/15/17	7.375	584,678
525	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ 104.13)	(B, B1)	11/15/15	8.250	557,813
1,500	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, B3)	06/15/18	10.000	1,665,000
1,435	Clondalkin Acquisition BV, Rule 144A, Secured Notes#‡	(B, B2)	12/15/13	2.468	1,305,850
2,475	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)	(B-, Caa1)	04/15/19	9.000	2,530,687
700	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/12 @ 103.88)	(BB-, Ba3)	10/15/16	7.750	738,500
300	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/14 @ 103.56)	(BB-, Ba3)	04/15/19	7.125	320,250
500	Sealed Air Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/16 @ 104.19)‡	(BB, B1)	09/15/21	8.375	572,500
					10,166,169
Pharmaceuticals (1.5%)
1,000	ConvaTec Healthcare E SA, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ 105.25)‡	(B, Caa1)	12/15/18	10.500	1,038,750
42	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	41,917
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 103.38)‡	(BB-, B1)	08/15/21	6.750	1,017,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Pharmaceuticals
$1,500	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ 103.88)	(BB, B3)	09/15/18	7.750	$1,629,375
					3,727,542
Printing & Publishing (0.2%)
771	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ 104.00)#	(CCC, B3)	02/15/17	9.500	605,235

Real Estate Development & Management (0.5%)
1,300	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes#‡	(NR, NR)	08/15/13	4.000	1,305,720

Real Estate Investment Trusts (1.1%)
3,050	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B+, Ba3)	04/15/19	7.250	2,821,250

Restaurants (1.9%)
1,713	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ 105.69)§	(B-, B2)	07/15/18	11.375	1,976,374
2,050	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14 @ 105.63)‡	(B, B3)	04/01/17	11.250	1,914,187
1,000	Ruby Tuesday, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 103.81)‡	(B-, B3)	05/15/20	7.625	905,000
					4,795,561
Software/Services (4.5%)
3,000	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	3,090,000
2,150	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(B+, B1)	06/15/19	7.375	2,254,813
1,000	Lawson Software, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ 107.50)‡€	(B-, Caa1)	04/01/19	10.000	1,274,654
2,296	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ 101.73)	(CCC+, Caa1)	03/15/16	10.375	2,376,360
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	680,250
1,600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	1,708,000
					11,384,077
Specialty Retail (2.6%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 106.94)‡	(CCC+, Caa1)	08/01/19	9.250	552,500
1,300	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B, B3)	05/15/19	7.125	1,317,875
1,400	Claire’s Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 106.75)‡	(B, B3)	03/15/19	9.000	1,459,500
650	NESCO Holding Corp., Rule 144A, Secured Notes (Callable 04/15/14 @ 110.00)‡	(B-, Caa1)	04/15/17	11.750	679,250
1,250	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.25)‡€	(B+, B1)	04/15/18	7.500	1,550,983
1,085	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ 105.38)	(B+, B3)	07/15/17	10.750	1,204,350
					6,764,458
Steel Producers/Products (1.2%)
1,000	AM Castle & Co., Global Senior Secured Notes (Callable 12/15/14 @ 106.38)	(B+, B3)	12/15/16	12.750	1,090,000
1,150	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19)‡	(B, B3)	03/15/18	8.250	1,158,625
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/12 @ 103.00)	(CCC+, Caa1)	11/01/15	12.000	707,000
					2,955,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services (4.7%)
$250	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ 103.38)‡	(BB, Ba2)	06/15/18	6.750	$268,125
1,850	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	1,993,375
500	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/15 @ 105.50)‡	(CCC+, Caa1)	12/31/19	11.000	571,250
1,000	Europcar Groupe SA, Rule 144A, Secured Notes‡€	(B-, Caa1)	05/15/17	11.500	1,126,868
1,475	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ 104.88)‡	(B, B2)	03/15/17	9.750	1,569,031
2,000	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/04/12 @ 102.79)	(BB-, B3)	07/15/16	8.375	2,067,500
625	RSC Holdings III LLC, Global Company Guaranteed Notes (Callable 02/01/16 @ 104.13)	(B, B3)	02/01/21	8.250	681,250
625	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	660,938
550	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ 103.88)	(B+, B1)	10/15/17	7.750	595,375
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ 105.44)	(B, B3)	06/15/16	10.875	339,000
2,100	UR Financing Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/16 @ 103.69)‡	(B, B3)	05/15/20	7.375	2,226,000
					12,098,712
Telecom - Integrated/Services (1.8%)
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes#^ø‡	(NR, NR)	01/15/15	6.039	0
1,800	Intelsat Jackson Holdings SA, Global ompany Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B, B3)	04/01/19	7.250	1,932,750
1,250	Intelsat Jackson Holdings SA, Global ompany Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B, B3)	04/01/21	7.500	1,343,750
1,350	Zayo Capital, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/15 @ 104.06)‡	(B, B1)	01/01/20	8.125	1,434,375
					4,710,875
Telecom - Wireless (0.9%)
250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 09/04/12 @ 105.81)	(B+, Ba2)	05/15/16	7.750	266,250
800	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ 104.81)§	(B, B1)	10/01/15	9.625	890,000
300	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ 104.31)	(CCC, Caa1)	10/01/16	8.625	325,500
750	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ 105.88)‡	(BB-, B3)	07/15/17	11.750	704,819
					2,186,569
Telecommunications Equipment (2.0%)
1,950	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡§	(B, B1)	04/01/19	7.000	1,767,187
1,990	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB-, B1)	12/01/16	9.500	2,099,450
1,300	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00)‡	(B-, B3)	05/15/17	6.000	1,352,000
					5,218,637
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡€	(NR, NR)	11/15/12	9.875	947

Theaters & Entertainment (3.3%)
1,000	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 09/04/12 @ 100.00)	(CCC+, Caa1)	03/01/14	8.000	1,007,500
2,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	2,261,750
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ 104.38)	(B-, B2)	06/01/19	8.750	817,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Theaters & Entertainment
$600	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	$649,500
2,500	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ 104.56)§	(B-, B3)	08/15/18	9.125	2,818,750
950	Wallace Theater Holdings, Inc., Senior Secured Notes (Callable 12/15/12 @ 100.00)#‡	(CCC, NR)	06/15/13	12.500	897,750
					8,452,750
Tobacco (0.8%)
1,850	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/12 @ 103.67)	(NR, B1)	08/15/15	11.000	1,928,625

Transportation - Excluding Air/Rail (0.8%)
650	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, B3)	02/15/19	8.125	565,500
1,500	Ship Finance International, Ltd., Global Company Guaranteed Notes	(B+, B3)	12/15/13	8.500	1,500,000
					2,065,500
TOTAL CORPORATE BONDS (Cost $305,022,348)					305,554,300

ASSET BACKED SECURITIES (1.9%)
Collateralized Debt Obligations (1.9%)
1,500	Carlyle Global Market Strategies#‡	(BBB, NR)	04/20/22	4.605	1,269,078
1,500	Commercial Industrial Finance Corp.#‡	(BBB, NR)	01/19/23	3.893	1,324,273
2,000	Gale Force CLO Ltd.#‡	(BBB+, Baa2)	11/15/17	2.317	1,624,352
750	Race Point CLO Ltd.#‡	(BB, NR)	05/24/23	5.967	624,117
TOTAL ASSET BACKED SECURITIES (Cost $4,675,934)					4,841,820

BANK LOANS (13.7%)
Aerospace & Defense (1.0%)
2,351	London Acquisition Holdings B.V.#€	(B, B1)	05/12/14	0.000	2,663,596

Automotive (0.8%)
1,990	HHI Holdings LLC#	(B+, B2)	03/21/17	7.000	1,999,884

Chemicals (1.5%)
1,995	Ascend Performance Materials Operations LLC#	(NR, NR)	04/10/18	6.750	1,982,531
1,764	PQ Corp.#	(B+, B3)	07/30/14	3.996	1,722,004
					3,704,535
Diversified Capital Goods (0.6%)
1,500	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	1,417,500

Environmental (0.3%)
706	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	699,999

Gaming (0.6%)
2,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	1,620,000

Health Services (0.6%)
1,481	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	1,438,907

Investments & Misc. Financial Services (0.9%)
2,500	BNY Convergex Group LLC#	(B-, B3)	12/18/17	8.750	2,391,675

Leisure (1.9%)
974	Deluxe Entertainment Services Group, Inc.#	(B, B1)	07/03/17	8.000	963,947
2,000	Legendary Pictures Funding LLC#	(NR, NR)	03/29/18	9.000	1,930,000
638	Technicolor SA#	(B-, NR)	03/31/16	9.350	598,530
1,540	Technicolor SA#	(B-, NR)	05/26/17	9.350	1,416,811
					4,909,288
Media - Diversified (0.6%)
861	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	7.724	703,008

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Media - Diversified
$1,110	Flint Group Holdings Sarl#	(B-, B2)	12/31/16	7.224	$816,217
					1,519,225
Oil Field Equipment & Services (0.4%)
1,200	Amtrol, Inc.#	(NR, NR)	12/05/14	4.895	1,122,000

Packaging (0.3%)
853	Hilex Poly Co. LLC#	(B+, B3)	11/19/15	11.250	869,750

Printing & Publishing (0.7%)
1,386	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.482	1,246,673
1,689	Yell Group PLC#	(B-, B2)	07/31/14	3.996	472,951
					1,719,624
Real Estate Investment Trusts (2.1%)
2,000	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	2,003,210
3,500	Spirit Finance Corp.#	(CCC+, Ca)	08/01/13	3.782	3,405,500
					5,408,710
Software/Services (1.4%)
1,500	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	1,507,500
2,000	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.245	1,975,000
					3,482,500
TOTAL BANK LOANS (Cost $35,664,659)					34,967,193

Number of Shares

COMMON STOCKS (0.2%)
Building & Construction (0.1%)
161,330	William Lyon Homes, Inc.*				145,197

Building Materials (0.0%)
619	Dayton Superior Corp.*^				0
437	Nortek, Inc.*§				22,296
					22,296
Chemicals (0.0%)
4,893	Huntsman Corp.				61,896

Forestry & Paper (0.0%)
11,000	Resolute Forest Products*§				100,980

Gaming (0.1%)
55,100	Majestic Holdco LLC				110,200

Printing & Publishing (0.0%)
1,322	SuperMedia, Inc.*§				3,041
TOTAL COMMON STOCKS (Cost $2,222,638)					443,610

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp. (Cost $250,835)*^				0

WARRANTS (0.0%)
Building Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14*				3,744

Media - Broadcast (0.0%)
19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*^‡				102,352

Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*				0
TOTAL WARRANTS (Cost $1,152)					106,096

Number of Shares				Value

SHORT-TERM INVESTMENTS (7.4%)
8,821,472	State Street Navigator Prime Portfolio, 0.28%§§			$8,821,472

Par (000)		Maturity	Rate%

$10,121	State Street Bank and Trust Co. Euro Time Deposit	08/01/12	0.010	10,121,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,942,472)				18,942,472

TOTAL INVESTMENTS AT VALUE (142.7%) (Cost $366,780,038)				364,855,491

LIABILITIES IN EXCESS OF OTHER ASSETS (-42.7%)				(109,164,072)

NET ASSETS (100.0%)				$255,691,419

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $147,653,523 or 57.7% of net assets.

€	This security is denominated in Euro.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2012.
+	Step Bond — The interest rate is as of July 31, 2012 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2012.

At July 31, 2012, Open Forward Foreign Currency Contract was as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	18,969,570	EUR	15,591,000	10/19/12	Morgan Stanley	$(18,969,570)	$(19,219,742)	$(250,172)

Currency Abbreviations:

EUR = Euro

USD = United States Dollar

SECURITY VALUATION – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. At July 31, 2012, the Fund held 0.04% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $1,700,782 and fair value of $102,419. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$305,554,233	$67	$305,554,300
Asset Backed Securities	—	4,841,820	—	4,841,820
Bank Loans	—	34,967,193	—	34,967,193
Common Stocks	333,410	110,200	—	443,610
Preferred Stock	—	—	—	—
Warrants	3,744	—	102,352	106,096
Short-Term Investments	8,821,472	10,121,000	—	18,942,472
Other Financial Instruments *
Forward Foreign Currency Contract	—	(250,172)	—	(250,172)
	$9,158,626	$355,344,274	$102,419	$364,605,319

* Other financial instruments include forwards foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2012 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments
Balance as of October 31, 2011	$118,590
Accrued discounts/premiums	—
Purchases	—
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(16,171)
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of July 31, 2012	$102,419

Net change in unrealized Appreciation/(Depreciation) from investments still held as of July 31, 2012	$(16,171)

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At July 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $366,780,038, $14,854,999, $(16,779,546) and $(1,924,547), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 27, 2012

/s/Thomas M. Sipp
Name:	Thomas M. Sipp
Title:	Chief Financial Officer
Date:	September 27, 2012